Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated Useful Life
Building	20 Years
Office equipment	3 to 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Disaggregation Revenue	The following table identifies the disaggregation of the Company’s revenue for the fiscal years ended June 30, 2024, 2023, and 2022 respectively:
	For the fiscal years ended June 30,
	2024	2023	2022
Revenue from operations:
Event hosting	$4,094,200	$4,348,303	$14,711,787
Event planning and execution	3,396,661	4,132,477	8,420,328
Brand promotion	39,611,817	9,650,274	8,733,764
Other revenue	279,240	412,189	415,664
Total revenue	$47,381,918	$18,543,243	$32,281,543

Schedule of Contract Liability	As of June 30, 2024 and 2023, the balance of contract liability amounted to $3,171,786 and $393,003, respectively, and the movement of contract liability was as below.
Amount
June 30, 2021	$1,648,847
Addition	47,710
Recognized as revenue within the fiscal year ended June 30, 2022	(1,648,847)
June 30, 2022	47,710
Addition	393,003
Recognized as revenue within the fiscal year ended June 30, 2023	(47,710)
June 30, 2023	393,003
Addition	8,069,950
Recognized as revenue within the fiscal year ended June 30, 2024	(5,291,167)
June 30, 2024	$3,171,786